Pensions and Other Post-employment Benefit Obligations - Summary of Actuarial Assumptions (Detail)	Jun. 30, 2019	Dec. 31, 2018
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.30%	0.80%
United States [member] | Salaried pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	4.45%
France [member] | Retirements [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.85%	1.65%
France [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.65%	1.35%
Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.90%	1.70%
Bottom of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.60%	4.40%
Bottom of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.65%	4.40%
Bottom of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.40%	4.25%
Top of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	4.45%
Top of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.85%	4.55%
Top of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.65%	4.40%